Basis of Preparation (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 426,233		$ 418,057	$ 59,250
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	426,233		$ 418,057
Senior secured revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility size	$ 75,000	$ 150,000
Senior secured revolving credit facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	2.00%
Senior secured revolving credit facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.50%